Accumulated Other Comprehensive Income - Summary of Reclassification from Accumulated Other Comprehensive Income (Details) - Total - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Defined benefit pension and PRB plans	$ 1.1	$ 0.7
Deferred income taxes	(0.3)	(0.2)
Reclassifications from AOCI, net	$ 0.8	$ 0.5